Schedule of Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement indemnities	€ 1,131	€ 1,055
Provision for warranty costs	705	1,062
Accruals for social expenses	414	386
Conditional government subsidies	391	341
Value added tax payable	292	326
Accrued interests	3	139
Others	258	373
Accrued Liabilities and Other Liabilities	3,194	3,682
Less non current portion	€ (1,624)	€ (1,753)